EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of the Company's stock options granted to employees for the years ended December 31, 2013, 2012 and 2011 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Risk free interest	0.90%	0.68%	0.99%
Dividend yields	0%	0%	0%
Volatility	46%	45%	44%
Expected term (in years)	5	5	5

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of employee option balances under the Plans as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	5,879,798	$5.0	3.6	$3,831
Granted	40,000	$5.3
Exercised	(154,498)	$4.2
Expired	(151,900)	$5.0
Forfeited	(239,400)	$6.0

Outstanding at December 31, 2013	5,374,000	$5.0	2.7	$2,122

Exercisable at December 31, 2013	4,097,913	$5.4	2.1	$673

Vested and expected to vest at December 31, 2013	5,263,094	$5.0	2.8	$1,991

A summary of employee option balances under the Plans as of December 31, 2012 and 2011 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,996,438	$5.5	4,204,114	$6.5
Granted	1,150,000	$3.4	900,000	$4.2
Exercised	(56,000)	$4.1	-
Expired	(8,938)	$77.6	(37,937)	$82.1
Forfeited	(201,702)	$5.7	(69,739)	$8.2

Options outstanding at end of year	5,879,798	$5	4,996,438	$5.5

Options exercisable at end of year	4,150,546	$5.6	4,030,521	$5.8

Schedule of Stock Option Activity by Exercise Price
The outstanding and exercisable options granted to employees under the Plans as of December 31, 2013, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2013	life (years)	Price	2013	options

$3.00-4.30	1,770,000	3.5	$3.5	734,250	$3.8
$4.54-6.77	3,553,000	2.3	$5.7	3,312,663	$5.7
$7.89-8.10	51,000	2.4	$8.0	51,000	$8.0

	5,374,000	2.7	$5.0	4,097,913	$5.4

Summary of Restricted Stock Activity
Employees:

	Year ended December 31,
	2013		2012		2011
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	1,348,452	$4.1	846,147	$4.2	1,326,433	$3.8
Granted	47,000	$5.8	1,112,500	$3.9	132,000	$4.2
Vested	(262,426)	$4.3	(445,731)	$3.4	(473,973)	$3.3
Forfeited	(141,750)	$4.3	(164,464)	$5.1	(138,313)	$4.0

RSUs outstanding at the end of the year	991,276	$4.1	1,348,452	$4.1	846,147	$4.2

Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of non-employee option balances under the Plans as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	35,000	$4.1	5.1	$46
Granted	-
Exercised	-
Expired	-
Forfeited	-

Outstanding at December 31, 2013	35,000	$4.1	4.1	$34

Exercisable at December 31, 2013	14,625	$5.1	3.8	$5

Vested and expected to vest at December 31, 2013	29,563	$4.2	4.1	$28

A summary of non-employee option balances under the Plans as of December 31, 2012 and 2011 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	365,000	$6.0	365,000	$6.0
Granted	20,000	$3.0	-
Exercised	-		-
Expired	-		-
Forfeited	(350,000)	$6.0	-

Options outstanding at end of year	35,000	$4.1	365,000	$6.0

Options exercisable at end of year	7,125	$5.7	178,188	$6.0

Schedule of Stock Option Activity by Exercise Price
The outstanding and exercisable options granted to non-employees under the Plans as of December 31, 2013, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	Outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2013	life (years)	Price	2013	options

$3.00-5.65	35,000	4.1	$4.1	14,625	$5.1

Summary of Restricted Stock Activity
Non-employees:

	Year ended December 31,
	2013		2012		2011
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs		Weighted average grant date fair value

RSUs outstanding at the beginning of the year	19,250	$5.2	32,250	$4.7		42,000		$4.5
Granted	-		$-	$-	$		$
Vested	(8,750)	$5.2	(13,000)	$4.0		(9,750)		$3.6
Forfeited	-		-			-

RSUs outstanding at the end of the year	10,500	$5.2	19,250	$5.2		32,250		$4.7